UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-06561
                                   ------------------

         CCMI Funds
------------------------------------
(Exact name of registrant as specified in charter)

431 N Pennsylvania St.
Indianapolis, IN                    46204
--------------------------------------------
(Address of principal executive offices)             (Zip code)

Freddie Jacobs
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   5/31
                        --------------------

Date of reporting period:  5/31/04
                         -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

[Logo]

CCMI Equity Fund
CCMI Bond Fund
CCMI Tax Exempt North Carolina Bond Fund





Annual Report to Shareholders

May 31, 2004









--------------------------------------------------------------------------------
   Not FDIC Insured          |      May Lose Value   |        No Bank Guarantee
--------------------------------------------------------------------------------

CCMI Equity Fund

Management's Discussion & Analysis

Portfolio Managers: William H. Collier, IV and Mark A. Brommer

     The CCMI Equity Fund (COEFX) achieved a total return of 16.07% (without the effect of sales load) during the fiscal year ending May 31, 2004, versus an 18.31% return for the S&P 500. While we underperformed our benchmark for this time period, we take pride in the fact that we outperformed the majority of Large Cap Core Equity funds in the Lipper Universe. There are obviously a number of factors that attributed to our underperformance, but we feel it is primarily the result of being invested in higher quality companies and more defensive in our sector weightings.

     The best performing sector in the S&P 500 during this time frame was the Materials sector, which the Fund participated in with a slightly overweight position. The Energy sector was the next best performing sector, with the Fund again having an overweight position. However, a relative underweighting in the Consumer Discretionary and Industrial sectors resulted in some of our underperformance. These under-weightings were the result of concerns about the economic recovery in corporate profits and a consumer that appeared to be overleveraged and lacking in job security. We believed the tax credit refunds, home refinancings, and overly easy credit conditions appeared to be nearing an end. Therefore, we continue to underweight these sectors going forward.

     Healthcare was a disappointment for the Fund as investors continued their concern for the political issues and new discovery pipelines for the large cap pharmaceutical companies. Valuations and dividend policies seem to favor these companies now and then as attractive investments. However, there remains a reluctance on investors to commit funds to this sector until some of the political headwinds subside.

     Another sector that underperformed the S&P 500 was Consumer Staples, where the Fund had a market weighting. We continue to feel this sector offers investors attractive valuations and total return prospects for companies that are less sensitive to economic conditions.

     In closing, we are proud of the results we achieved this past year, especially in light of the underperformance by the larger, higher quality, dividend paying companies that investors appeared to have less interest in owning. As always, we remain committed to acting in our shareholders' best interests.

Investment Results

                                   Average Annual Total Returns
                                (for periods ended May 31, 2004)

                                                                 Since Inception
                    One Month      One Year      Five Year    (December 5, 1994)
                  -------------  ------------  -------------  ------------------

CCMI Equity Fund *    1.04%        16.07%          0.23%          10.91%

S&P 500 Index **      1.37%        18.31%         -1.53%          11.87%

     The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-386-3111.

     *Return figures reflect any change in price per share and assume the reinvestment of all distributions. The sales load was eliminated on June 29, 2004. Had the sales load been included, the returns would have been as follows: One Month: -4.75%, One Year: 9.43%, Five Year: -0.95%, Since Inception (12/5/1994): 10.22%.

     ** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the index.


  Comparison of the Growth of a $10,000 Investment in the CCMI Equity Fund and
                               the S&P 500 Index

                           CCMI Equity Fund         S&P 500 Index
                               ($26,665)               ($29,013)
                        ------------------------  --------------------


      12/5/94                  10,000.00             10,000.00
      5/31/95                  11,555.10             11,923.51
      5/31/96                  14,318.10             15,311.64
      5/31/97                  18,362.84             19,813.75
      5/31/98                  22,745.00             25,890.89
      5/31/99                  26,361.16             31,336.94
      5/31/00                  30,611.35             34,617.85
      5/31/01                  27,765.49             30,966.18
      5/31/02                  24,584.12             26,675.44
      5/31/03                  22,972.74             24,522.74
      5/31/04                  26,664.57             29,012.87


     The chart above assumes an initial investment of $10,000 made on December 5, 1994 (commencement of Fund operations) and held through May 31, 2004. The chart above does not reflect the sales load, which was eliminated June 29, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

CCMI Bond Fund

Management's Discussion & Analysis

Portfolio Managers: James B. Stubbs, Jr. and Andrew Davis

     The fixed-income markets have experienced above average levels of volatility over the past 12 months. This volatility has been exacerbated by traders as well as investors attempting to anticipate the actions the Federal Reserve Board may take to slow the perceived onset of inflationary pressures. Concern over the impact of high energy prices on the economic expansion coupled with the fear that foreign demand for U.S. dollar denominated bonds will wane have also contributed to the wide price swings we have witnessed in the bond market in recent months. Bond prices rallied toward the end of the first quarter, 2004 due to the so called "jobless recovery" concern. At the time it seemed that little job creation was occurring. This perception came to an abrupt end on April 2, 2004, when the "jobless recovery" term began to disappear. The increase in nonfarm payrolls was 308,000, as compared to the 120,000 jobs economists had been expecting. That date may very well mark the end of the bull market for bonds that we have enjoyed over the past several years. The Fund's stated objective is to provide as high a level of current income as is consistent with the preservation of capital. The Fund attempts to maintain a stable income stream, which can prove difficult in this type of market. Below is how the Fund performed over the past 12 months in light of this volatile environment.

     To begin, the distribution yield for the Fund approximated 4% for the fiscal year 2004. The Fund distributed $0.4268 per share in income, and $0.1287 per share in capital gains. As we previously mentioned, maintaining a steady, reliable income stream is a goal of the Fund. We would not expect the same level of capital gains distribution for fiscal 2005, as we believe we will be able to offset any gains with market losses that have been created as a result of the recent reduction in bond prices.

     The Fund returned -1.84% (without the effect of sales load) for the latest fiscal year ending May 31, 2004. This performance lagged the primary benchmark, the Lehman Brothers Aggregate Index ("Index"), which returned -0.44% for the same period. The primary reason for the Fund's underperformance as it relates to the Index is the Fund's underweighting in the mortgage sector. As 2004 began, interest rates remained at 45-year lows. With that in mind, the managers of the Fund did not see value in mortgage bonds. In a low rate environment prepayments tend to accelerate, which is normally not favorable for mortgage holders. If prepayments were received, the Fund would have been required to reinvest the prepayments at lower market rates. That led to the decision to underweight the mortgage segment of the index and attempt to garner increased incremental yield by investing in callable Agency bonds. Once the good news concerning job creation was released, the yield on the 10-year U.S. Treasury jumped from a 3.88% to a 4.15%, and continued to rise for the following few weeks. As a result, the options on the callable bonds held in the Fund lost value, and these agencies quickly began to be priced to maturity. Consequently, prices fell for these bonds more than the mortgages. The mortgage sector represents a little over one third of the Index, as compared to just 7% for the Fund. The performance of this sector also far outpaced the overall index, with 30-year Ginnie Mae and Freddie Mac mortgages returning 1.52% and 1.68%, respectively. This was one of the markets best performing sectors, and as a result of our underweighting, the Fund did not keep pace with the index.

     With the 2004 fiscal year now behind us, we believe the longer-term picture remains favorable for the Fund. Since its inception on July 1, 2002, the Fund has outpaced its Index, inclusive of the past 12 months. The total return since inception for the Fund is 5.55% (without the effect of sales load), on an annualized basis, versus 5.16% for the Index.

     Shareholders of this Fund may wish to look at the longer time horizon in evaluating the performance, as the past 12 months represent a rather unique experience in terms of volatility and uncertainty in the fixed-income markets. The Fund has taken corrective actions to more closely align the portfolio with its Index. We believe that when the Federal Reserve begins to increase the Fed Funds rate, a more "normal" type of bond market will emerge, and we think the Fund is positioned to perform well in that type of environment.

     Thank you for your continued confidence and for your investment in the CCMI Bond Fund.

Investment Results

--------------------------------------------------------------------------------
                                            Average Annual Total Returns
                                          (for periods ended May 31, 2004)

                                                                 Since Inception
                                  One Month       One Year       (July 1, 2002)
                               -------------   ------------   ------------------

CCMI Bond Fund *                    -0.66%         -1.84%          5.55%

Lehman Brothers Aggregate           -0.40%         -0.44%          5.16%
   Bond Index **
--------------------------------------------------------------------------------

     The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-386-3111.

     * Return figures reflect any change in price per share and assume the reinvestment of all distributions. The sales load was eliminated on June 29, 2004. Had this load been included, the returns would have been as follows: One Month: -5.13%, One Year: -6.25%, Since Inception (7/1/2002):
     3.05%.

     ** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Lehman Brothers Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund's portfolio.

        Comparison of the Growth of a $10,000 Investment in the CCMI Bond
                Fund and the Lehman Brothers Aggregate Bond Index

                                                       Lehman Brothers
                           CCMI Bond Fund           Aggregate Bond Index
                             ($10,592)                   ($11,013)
                         ----------------------   ----------------------------



       7/1/02                10,000.00                      10,000.00
      8/31/02                10,377.23                      10,292.00
     11/30/02                10,483.52                      10,408.00
      2/28/03                10,963.38                      10,779.00
      5/31/03                11,296.84                      11,062.00
      8/31/03                10,877.23                      10,739.00
     11/30/03                11,102.10                      10,948.00
      2/29/04                11,390.78                      11,268.00
      5/31/04                11,089.45                      11,013.00


     The chart above assumes an initial investment of $10,000 made on July 1, 2002 (commencement of Fund operations) and held through May 31, 2004. The chart above does not reflect the sales load, which was eliminated June 29, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

CCMI Tax-Exempt North Carolina Bond Fund


Management's Discussion & Analysis


Portfolio Manager: Nat Siewers


     This has been an interesting time to start a municipal bond mutual fund. On 12/31/03, an AAA 5 year municipal bond yielded 2.45%. On 5/31/04, this same security had a yield of 3.14%. This represents an increase in the yield of .69%. This is a significant move in the municipal market where volatility is about two-thirds of the government market. On 12/31/03, an AAA 10 year municipal bond was yielding 3.60%. Five months later on May 31, 2004, this same bond had a yield of 4.06%, an increase in the yield of .46%.

     This increase in the level of interest rates has caused the CCMI Tax Exempt North Carolina Bond Fund to have a negative total return during this period (1/8/04 to 5/31/04). The total return has been -1.52% (without the effect of sales load). The Lehman Brothers 7 yr Municipal Bond Index (our target index) has declined by -1.38%. This underperformance has been due to the challenges of starting a new municipal bond fund in a very hostile environment. Let me be more specific:

          o As funds come to a new fund, they must be invested in a very liquid security until they can be invested on a more permanent basis. The short term liquid investments have an extremely low yield and in an environment where the municipal yield curve is very steep, this has a negative impact on the yield in the fund.

          o As to buying more permanent longer term securities, this process must be carried out as opportunities present themselves. The municipal market is not liquid enough to rush into indiscriminate buying. Municipals must be bought as they become available. This strategy may result in a short term underperformance but it pays off in the long run.

I am very optimistic that this fund will be a good performer when two things happen:

          o We must get through the current environment of rising interest rates. This rising rate environment may last several months as the Fed implements its tight money policy.

          o The Fund should perform much better when new money comes in more stable increments. I anticipate that this will happen in the near future.

Investment Results


                                     Average Annual Total Returns
                                   (for periods ended May 31, 2004)

                                                     Since Inception
                                    One Month       (January 8, 2004)
                                  --------------   --------------------

CCMI Tax-Exempt North
   Carolina Bond Fund *                   0.01%          -1.52%

Lehman Brothers Municipal
  7 Year Bond Index **                   -0.20%          -1.37%

          The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-386-3111.

          * Return figures reflect any change in price per share and assume the reinvestment of all distributions. The sales load was eliminated June 29, 2004. Had the sales load been included, the returns would have been as follows: One Month: -4.48%, Since Inception (1/8/2004):
          -5.94%.

          ** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Lehman Brothers Municipal 7 Year Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund's portfolio.

          Comparison of the Growth of a $10,000 Investment in the CCMI
      Tax-Exempt North Carolina Bond Fund and the Lehman Brothers Municipal
                                7 Year Bond Index

                              CCMI Tax-Exempt              Lehman Brothers
                            North Carolina Bond            Municipal 7 Year
                                    Fund                      Bond Index

                          ------------------------      ----------------------


       1/8/04                   10,000.00                   10,000.00
      1/31/04                   10,096.59                   10,055.00
      2/29/04                   10,201.79                   10,217.89
      3/31/04                   10,132.37                   10,131.04
      4/30/04                    9,846.99                    9,882.83
      5/31/04                    9,847.83                    9,863.06


          The chart above assumes an initial investment of $10,000 made on January 8, 2004 (commencement of Fund operations) and held through May 31, 2004. The chart above does not reflect the sales load, which was eliminated June 29, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.



                                                    CCMI Funds
                                                 CCMI Equity Fund
                                      Schedule of Investments - May 31, 2004

    Shares        Common Stocks - 90.03%                                                            Value
-------------------------------------------------------------------------------------------------------------

                  Communications - 1.66%
        25,000    BellSouth Corp.                                                                  $ 624,000
                  -------------------------------------------------------------------------------
        35,000    Verizon Communications, Inc.                                                     1,210,300
                  -------------------------------------------------------------------------------------------
                                                                                                   1,834,300
                  -------------------------------------------------------------------------------------------

                  Consumer Non-Durables - 13.47%
        25,000    American Italian Pasta Company                                                     731,500
                  -------------------------------------------------------------------------------
        30,000    Anheuser-Busch Co.                                                               1,598,100
                  -------------------------------------------------------------------------------
        30,400    Cadbury Schweppes Public Ltd. Co. (c)                                            1,048,800
                  -------------------------------------------------------------------------------
        45,000    Constellation Brands, Inc. - Class A (a)                                         1,620,000
                  -------------------------------------------------------------------------------
        40,000    General Mills, Inc.                                                              1,842,000
                  -------------------------------------------------------------------------------
        30,000    Kraft Foods, Inc.                                                                  895,800
                  -------------------------------------------------------------------------------
        50,000    Leapfrog Enterprises, Inc. (a)                                                   1,068,500
                  -------------------------------------------------------------------------------
        70,000    Mattel, Inc.                                                                     1,223,600
                  -------------------------------------------------------------------------------
        35,000    PepsiCo, Inc.                                                                    1,867,950
                  -------------------------------------------------------------------------------
        30,000    Sealed Air Corp. (a)                                                             1,508,100
                  -------------------------------------------------------------------------------
        35,000    The Gillette Co.                                                                 1,508,150
                  -------------------------------------------------------------------------------------------
                                                                                                  14,912,500
                  -------------------------------------------------------------------------------------------

                  Consumer Services - 6.00%
        75,000    Comcast Corp. (a)                                                                2,126,250
                  -------------------------------------------------------------------------------
        15,000    Gannett Co., Inc.                                                                1,317,000
                  -------------------------------------------------------------------------------
        50,000    McDonald's Corp.                                                                 1,320,000
                  -------------------------------------------------------------------------------
        80,000    Walt Disney Co.                                                                  1,877,600
                  -------------------------------------------------------------------------------------------
                                                                                                   6,640,850
                  -------------------------------------------------------------------------------------------

                  Electronic Technology - 6.22%
        35,000    Applied Materials, Inc. (a)                                                        698,600
                  -------------------------------------------------------------------------------
        75,000    Cisco Systems, Inc. (a)                                                          1,661,250
                  -------------------------------------------------------------------------------
        60,000    Commscope, Inc. (a)                                                              1,035,000
                  -------------------------------------------------------------------------------
        40,000    Electronics for Imaging, Inc. (a)                                                1,110,400
                  -------------------------------------------------------------------------------
        45,000    Intel Corp.                                                                      1,284,750
                  -------------------------------------------------------------------------------
        42,000    Texas Instruments, Inc.                                                          1,096,620
                  -------------------------------------------------------------------------------------------
                                                                                                   6,886,620
                  -------------------------------------------------------------------------------------------

                  Energy Minerals - 5.66%
        17,500    ChevronTexaco Corp.                                                              1,582,000
                  -------------------------------------------------------------------------------
        22,500    ConocoPhillips Co.                                                               1,649,925
                  -------------------------------------------------------------------------------
        70,000    Exxon Mobil Corp.                                                                3,027,500
                  -------------------------------------------------------------------------------------------
                                                                                                   6,259,425
                  -------------------------------------------------------------------------------------------

                  Finance - 19.48%
        38,000    American Express Co.                                                             1,926,600
                  -------------------------------------------------------------------------------
        26,200    American International Group, Inc.                                               1,920,460
                  -------------------------------------------------------------------------------
        27,500    Bank of America Corp.                                                            2,286,075
                  -------------------------------------------------------------------------------
         1,250    Berkshire Hathaway, Inc. - Class B (a)                                           3,715,000
                  -------------------------------------------------------------------------------
        52,066    Citigroup, Inc.                                                                  2,417,424
                  -------------------------------------------------------------------------------
        40,100    Duke Realty Corp.                                                                1,297,636
                  -------------------------------------------------------------------------------
        50,000    J.P. Morgan Chase & Co.                                                          1,842,000
                  -------------------------------------------------------------------------------
        45,000    Jefferson-Pilot Corp.                                                            2,309,850
                  -------------------------------------------------------------------------------
        20,000    Merrill Lynch & Co., Inc.                                                        1,136,000
                  -------------------------------------------------------------------------------
        30,000    Prologis                                                                           961,800
                  -------------------------------------------------------------------------------
        40,000    Washington Mutual, Inc.                                                          1,747,200
                  -------------------------------------------------------------------------------------------
                                                                                                  21,560,045
                  -------------------------------------------------------------------------------------------

                  Health Services - 1.50%
        40,000    Laboratory Corp. of America Holdings (a)                                         1,654,400
                  -------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

                                        7


                                                    CCMI Funds
                                                 CCMI Equity Fund
                                Schedule of Investments - May 31, 2004 - continued

    Shares        Common Stocks - 90.03% - continued                                                Value
-------------------------------------------------------------------------------------------------------------

                  Health Technology - 10.45%
        35,000    Abbott Laboratories, Inc.                                                      $ 1,442,350
                  -------------------------------------------------------------------------------
        15,000    Amgen, Inc. (a)                                                                    820,500
                  -------------------------------------------------------------------------------
         3,500    Hospira, Inc. (a)                                                                   89,740
                  -------------------------------------------------------------------------------
        30,000    Johnson & Johnson                                                                1,671,300
                  -------------------------------------------------------------------------------
        37,000    Merck & Co., Inc.                                                                1,750,100
                  -------------------------------------------------------------------------------
        80,000    Pfizer, Inc.                                                                     2,827,200
                  -------------------------------------------------------------------------------
        65,000    Schering-Plough Corp.                                                            1,098,500
                  -------------------------------------------------------------------------------
        52,000    Wyeth                                                                            1,872,000
                  -------------------------------------------------------------------------------------------
                                                                                                  11,571,690
                  -------------------------------------------------------------------------------------------

                  Industrial Services - 1.65%
        32,000    Schlumberger Ltd.                                                                1,829,440
                  -------------------------------------------------------------------------------------------

                  Non-Energy Minerals - 2.29%
        60,000    Alcoa, Inc.                                                                      1,878,000
                  -------------------------------------------------------------------------------
        10,000    Nucor Corp.                                                                        658,500
                  -------------------------------------------------------------------------------------------
                                                                                                   2,536,500
                  -------------------------------------------------------------------------------------------

                  Producer Manufacturing - 5.34%
        45,000    General Electric Co.                                                             1,400,400
                  -------------------------------------------------------------------------------
        85,000    Molex, Inc. - Class A                                                            2,138,600
                  -------------------------------------------------------------------------------
        28,000    United Technologies Corp.                                                        2,369,080
                  -------------------------------------------------------------------------------------------
                                                                                                   5,908,080
                  -------------------------------------------------------------------------------------------

                  Retail Trade - 1.88%
        55,000    Costco Wholesale Corp.                                                           2,077,900
                  -------------------------------------------------------------------------------------------

                  Technology Services - 9.69%
        30,000    Autodesk, Inc.                                                                   1,075,800
                  -------------------------------------------------------------------------------
        32,000    Automatic Data Processing, Inc.                                                  1,421,760
                  -------------------------------------------------------------------------------
        45,000    Diebold, Inc.                                                                    2,210,850
                  -------------------------------------------------------------------------------
        32,000    First Data Corp.                                                                 1,385,280
                  -------------------------------------------------------------------------------
        15,000    International Business Machines Corp.                                            1,328,850
                  -------------------------------------------------------------------------------
        75,000    Microsoft Corp.                                                                  1,976,250
                  -------------------------------------------------------------------------------
        45,000    Synopsys, Inc. (a)                                                               1,332,000
                  -------------------------------------------------------------------------------------------
                                                                                                 10,730,790
                  -------------------------------------------------------------------------------------------

                  Transportation - 0.78%
        12,000    United Parcel Services, Inc.                                                       860,640
                  -------------------------------------------------------------------------------------------

                  Utilities - 3.96%
        30,000    Apache Corp.                                                                     1,210,800
                  -------------------------------------------------------------------------------
        45,000    Black Hills Corp.                                                                1,318,500
                  -------------------------------------------------------------------------------
        30,000    Progress Energy, Inc.                                                            1,278,300
                  -------------------------------------------------------------------------------
        20,000    The Southern Co.                                                                   578,400
                  -------------------------------------------------------------------------------------------
                                                                                                   4,386,000
                  -------------------------------------------------------------------------------------------

                  Total Common Stocks (Cost $76,587,397)                                          99,649,180
                  -------------------------------------------------------------------------------------------

                  Money Market Securities - 8.28%
     3,866,401    Fifth Third Institutional Money Market Fund, 0.96%  (b)                          3,866,401
                  -------------------------------------------------------------------------------
                  Goldman Sachs Financial Square Fund -
     5,300,000         Money Market Fund, 0.93%  (b)                                               5,300,000
                  -------------------------------------------------------------------------------------------

                  Total Money Market (Cost $9,166,401)                                             9,166,401
                  -------------------------------------------------------------------------------------------

                  Total Investments (Cost $85,753,798) - 98.31%                                  108,815,581
                  -------------------------------------------------------------------------------------------

                  Other assets in excess of liabilities - 1.69%                                    1,874,662
                  -------------------------------------------------------------------------------------------

                  Total Net Assets - 100.00%                                                     $ 110,690,243
                  -------------------------------------------------------------------------------------------

                  (a) Non-income producing.
                  (b) Variable rate security; the coupon rate shown represents the rate at May 31, 2004.
                  (c) American Depositary Receipt.

See accompanying notes which are an integral part of the financial statements.

                                        8


                                                    CCMI Funds
                                                  CCMI Bond Fund
                                      Schedule of Investments - May 31, 2004

  Principal
    Amount        Fixed Income Securities - 87.74%                                                  Value
-------------------------------------------------------------------------------------------------------------

                  Asset Backed Securities - 0.81%

                  Finance - Retail - 0.81%
   $ 1,000,000    Citibank Credit Card Issuance Trust, 4.15%, 7/7/2017                             $ 908,407
                  -------------------------------------------------------------------------------------------
                  Total Asset Backed Securities (Cost $897,560)                                      908,407

                  -------------------------------------------------------------------------------------------

                  Corporate Bonds - 34.57%

                  Air Transportation - 0.09%
       111,000    United Parcel Service, Inc., Note, 5.25%, 9/15/2017                                105,135
                  -------------------------------------------------------------------------------------------

                  Banking - 3.40%
       191,000    BT Capital Trust, Company Guarantee, Series B1, 7.90%, 1/15/2027                   203,286
                  -------------------------------------------------------------------------------
       500,000    Bank of America Corp., Sub. Note, Series NOTZ, 6.50%, 5/15/2017                    503,678
                  -------------------------------------------------------------------------------
       350,000    BankBoston Capital Trust, Company Guarantee, Series B, 8.25%, 12/15/2026           384,291
                  -------------------------------------------------------------------------------
     1,500,000    Capital One Bank, 6.50%, 6/13/2013                                               1,532,866
                  -------------------------------------------------------------------------------
       100,000    Countrywide Home Loans, Inc., Company Guarantee, Series MTNJ,  7.00%, 7/27/2016     99,173
                  -------------------------------------------------------------------------------
       188,000    NB Capital Trust II, Company Guarantee, 7.83%, 12/15/2026                          201,693
                  -------------------------------------------------------------------------------
     1,000,000    Washington Mutual, Inc., Sub. Note, 4.625%, 4/1/2014                               911,770
                  -------------------------------------------------------------------------------------------
                                                                                                   3,836,757

                  -------------------------------------------------------------------------------------------
                  Finance - Retail - 2.95%
       865,000    Commercial Credit Co., Note, 6.625%, 6/1/2015                                      932,633
                  -------------------------------------------------------------------------------
     1,000,000    Household Finance Corp., Sr. Note, Series MTN, 2.10%, 2/28/2008 (a)              1,011,642
                  -------------------------------------------------------------------------------
       166,000    Household Finance Corp., Sr. Note, Series NOT1, 7.50%, 4/15/2017                   167,478
                  -------------------------------------------------------------------------------
     1,250,000    SLM Corp., Note, 3.8872%, 2/1/2014 (a)                                           1,212,975
                  -------------------------------------------------------------------------------------------
                                                                                                   3,324,728

                  -------------------------------------------------------------------------------------------
                  Financial Intermediaries - 2.81%
       500,000    Citigroup, Inc., Note., 6.50%, 1/18/2011                                           544,643
                  -------------------------------------------------------------------------------
       367,000    Citigroup, Inc., Sub. Note, 6.88%, 12/18/2015                                      401,852
                  -------------------------------------------------------------------------------
       250,000    Citigroup, Inc., Sub. Note, 7.25%, 10/1/2010                                       281,327
                  -------------------------------------------------------------------------------
     1,000,000    Goldman Sachs Group, Inc., Note, 6.60%, 1/15/2012                                1,076,531
                  -------------------------------------------------------------------------------
       900,000    Lehman Brothers Holdings, Inc., Note, Series MTNG, 6.75%, 7/1/2022                 868,125
                  -------------------------------------------------------------------------------------------
                                                                                                   3,172,478

                  -------------------------------------------------------------------------------------------
                  Financial Services - 8.31%
     1,000,000    Beneficial Corp., Note, Series MTNE, 6.47%, 11/17/2008                           1,079,514
                  -------------------------------------------------------------------------------
       250,000    CIT Capital Trust I, Company Guarantee, 7.70%, 2/15/2027                           262,596
                  -------------------------------------------------------------------------------
     1,250,000    Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011                   1,315,555
                  -------------------------------------------------------------------------------
     1,000,000    General Electric Capital Corp., Sr. Note, Series MTNA, 4.00%, 10/26/2012           974,565
                  -------------------------------------------------------------------------------
       500,000    General Electric Capital Corp., Sr. Note, Series MTN, 5.10%, 4/25/2018             481,351
                  -------------------------------------------------------------------------------
       800,000    JPM Capital Trust II, Bond, 7.95%, 2/1/2027                                        859,590
                  -------------------------------------------------------------------------------
       350,000    JP Morgan & Co, Inc., Sub. Note, 5.75%, 10/15/2008                                 368,572
                  -------------------------------------------------------------------------------
     1,000,000    Morgan Stanley, Note, 6.60%, 4/1/2012                                            1,074,923
                  -------------------------------------------------------------------------------
     1,500,000    Morgan Stanley, Sr. Note, Series MTNC, 4.28%, 11/1/2013 (a)                      1,501,485
                  -------------------------------------------------------------------------------
     1,500,000    Morgan Stanley, Note, 3.875%, 1/15/2009                                          1,461,011
                  -------------------------------------------------------------------------------------------
                                                                                                   9,379,162

                  -------------------------------------------------------------------------------------------
                  Food & Drug Manufacturers & Retailers - 3.49%
       200,000    Anheuser-Busch Cos, Inc., Deb., 7.125%, 7/1/2017                                   220,970
                  -------------------------------------------------------------------------------
       350,000    Archer-Daniels-Midland, Deb., 8.875%, 4/15/2011                                    428,689
                  -------------------------------------------------------------------------------
     1,250,000    Coca-Cola Co., Note, 5.75%, 3/15/2011                                            1,325,384
                  -------------------------------------------------------------------------------
     1,000,000    Kraft Foods, Inc.,  Note, 5.25%, 10/1/2013                                         969,463
                  -------------------------------------------------------------------------------
     1,000,000    Pepsico, Inc., Note, 3.20%, 5/15/2007                                              991,429
                  -------------------------------------------------------------------------------------------
                                                                                                   3,935,935

                  -------------------------------------------------------------------------------------------
See accompanying notes which are an integral part of the financial statements.

                                        9

                                                    CCMI Funds
                                                  CCMI Bond Fund
                                      Schedule of Investments - May 31, 2004

  Principal
    Amount        Fixed Income Securities - 87.74% - continued                                      Value
-------------------------------------------------------------------------------------------------------------

                  Corporate Bonds - 34.57% - continued

                  Industrial Products & Equipment - 0.51%
     $ 300,000    Johnson Controls, Inc., Deb., 8.20%, 6/15/2024                                   $ 312,897
                  -------------------------------------------------------------------------------
       250,000    Tyco International Group, Company Guarantee, 6.75%, 2/15/2011                      268,983
                  -------------------------------------------------------------------------------------------
                                                                                                     581,880

                  -------------------------------------------------------------------------------------------
                  Insurance - 1.18%
       100,000    Aetna, Inc., Deb., 7.25%, 8/15/2023                                                109,951
                  -------------------------------------------------------------------------------
     1,005,000    GE Global Insurance Holding Corp., Note, 6.45%, 3/1/2019                         1,016,284
                  -------------------------------------------------------------------------------
       100,000    Kemper Corp., Note, Series MTN, 8.875%, 10/17/2009                                 116,188
                  -------------------------------------------------------------------------------
        85,000    Zurich Reinsurance Centre Holdings, Sr. Note, 7.125%, 10/15/2023                    84,128
                  -------------------------------------------------------------------------------------------
                                                                                                   1,326,551

                  -------------------------------------------------------------------------------------------
                  Metals, Minerals & Mining - 0.74%
       670,000    Alcoa, Inc., Note, 6.50%, 6/1/2011                                                 730,398
                  -------------------------------------------------------------------------------
       105,000    BHP Billiton Finance, Company Guarantee, 4.80%, 4/15/2013                          101,826
                  -------------------------------------------------------------------------------------------
                                                                                                     832,224

                  -------------------------------------------------------------------------------------------
                  Petroleum Products & Services - 0.47%
       505,000    Amerada Hess Corp., Note, 6.65%, 8/15/2011                                         534,197
                  -------------------------------------------------------------------------------------------

                  Retailers - 0.22%
       225,000    May Department Stores Co., Deb., 7.50%, 6/1/2015                                   251,791
                  -------------------------------------------------------------------------------------------

                  Sovereign - 1.33%
       500,000    Tennessee Valley Authority, Bond, Series E, 6.25%, 12/15/2017                      533,971
                  -------------------------------------------------------------------------------
     1,000,000    United Mexican States, Note, 5.875%, 1/15/2014                                     962,500
                  -------------------------------------------------------------------------------------------
                                                                                                   1,496,471

                  -------------------------------------------------------------------------------------------
                  Technology Services - 2.01%
     1,800,000    International Business Machines Corp., Deb., 8.375%, 11/1/2019                   2,267,849
                  -------------------------------------------------------------------------------------------

                  Telecommunications & Cellular - 4.36%
                  -------------------------------------------------------------------------------
       634,000    GTE Corp., Deb., 7.90%, 2/1/2027                                                   680,749
                  -------------------------------------------------------------------------------
       800,000    Nynex Capital Funding Co., Company Guarantee, Series MTNB, 8.23%, 10/15/2009       925,330
                  -------------------------------------------------------------------------------
       800,000    Southwestern Bell Telephone Co., Deb., 6.625%, 9/1/2024                            791,753
                  -------------------------------------------------------------------------------
     1,300,000    Southwestern Bell Telephone Co., Deb., 7.00%, 7/1/2015                           1,428,346
                  -------------------------------------------------------------------------------
     1,000,000    Verizon Global Funding, Note, 6.875%, 6/15/2012                                  1,095,769
                  -------------------------------------------------------------------------------------------
                                                                                                   4,921,947

                  -------------------------------------------------------------------------------------------
                  Utilities - 2.70%
       360,000    Cleveland Electric/Toledo, Note, 7.13%, 7/1/2007                                   393,467
                  -------------------------------------------------------------------------------
       250,000    Entergy Louisiana, Inc., 1st Mtg. Bond, 6.50%, 3/1/2008                            254,246
                  -------------------------------------------------------------------------------
       300,000    Indianapolis Power & Light Co., 1st Mtg. Bond, Series MBIA, 7.375%, 8/1/2007       332,200
                  -------------------------------------------------------------------------------
       150,000    Iowa Electric Light & Power, Collateral Trust, 6.00%, 10/1/2008                    159,505
                  -------------------------------------------------------------------------------
       915,000    Mississippi Power Co., 1st Mtg. Bond, 6.875%, 12/1/2025                            933,532
                  -------------------------------------------------------------------------------
       665,000    Pennsylvania Electric Co., Sr. Note, 6.625%, 4/1/2019                              711,459
                  -------------------------------------------------------------------------------
       250,000    Virginia Electric & Power Co., 1st Ref. Mtg., Series MBI, 7.00%, 1/1/2024          256,589
                  -------------------------------------------------------------------------------------------
                                                                                                   3,040,998

                  -------------------------------------------------------------------------------------------
                  Total Corporate Bonds (Cost $38,946,067)                                        39,008,103
                  -------------------------------------------------------------------------------------------
See accompanying notes which are an integral part of the financial statements.

                                       10

                                                    CCMI Funds
                                                  CCMI Bond Fund
                                      Schedule of Investments - May 31, 2004

  Principal
    Amount        Fixed Income Securities - 87.74% - continued                                      Value
-------------------------------------------------------------------------------------------------------------

                  Government Agencies - 44.26%

                  Federal Home Loan Mortgage Corporation - 9.78%
   $ 1,200,000    Federal Home Loan Mortgage Corporation, Note, 5.20%, 3/5/2019                  $ 1,126,410
                  -------------------------------------------------------------------------------
     1,000,000    Federal Home Loan Mortgage Corporation, Note, 5.125%, 7/15/2009                  1,003,988
                  -------------------------------------------------------------------------------
       500,000    Federal Home Loan Mortgage Corporation, Note, Series MTN, 4.65%, 8/27/2010         496,154
                  -------------------------------------------------------------------------------
     1,000,000    Federal Home Loan Mortgage Corporation, Note, Series MTN, 6.00%, 6/27/2017       1,005,258
                  -------------------------------------------------------------------------------
       700,000    Federal Home Loan Mortgage Corporation, Note, Series MTN3, 4.05%, 11/17/2009       689,043
                  -------------------------------------------------------------------------------
     1,000,000    Federal Home Loan Mortgage Corporation, Note, Series MTN, 5.55%, 10/30/2017        963,220
                  -------------------------------------------------------------------------------
     3,000,000    Federal Home Loan Mortgage Corporation, Sub. Note, 6.25%, 3/5/2012               3,142,824
                  -------------------------------------------------------------------------------
     2,500,000    Federal Home Loan Mortgage Corporation, Sub. Note, 6.375%, 8/1/2011              2,611,600
                  -------------------------------------------------------------------------------------------
                                                                                                 11,038,497

                  -------------------------------------------------------------------------------------------
                  Federal National Mortgage Association - 12.31%
       500,000    Federal National Mortgage Association, Unsecd. Note, 3.80%, 7/14/2010              477,620
                  -------------------------------------------------------------------------------
       500,000    Federal National Mortgage Association, Unsecd. Note, 4.70%, 5/13/2013              485,298
                  -------------------------------------------------------------------------------
     2,500,000    Federal National Mortgage Association, Unsecd. Note, 5.375%, 7/16/2018           2,436,370
                  -------------------------------------------------------------------------------
       250,000    Federal National Mortgage Association, Unsecd. Note, 5.50%, 4/23/2024              233,183
                  -------------------------------------------------------------------------------
     2,500,000    Federal National Mortgage Association, Unsecd. Note, 5.75%, 11/7/2017            2,501,855
                  -------------------------------------------------------------------------------
     1,500,000    Federal National Mortgage Association, Unsecd. Note, 5.10%, 6/26/2018            1,433,478
                  -------------------------------------------------------------------------------
     2,000,000    Federal National Mortgage Association, Unsecd. Note, 6.05%, 8/18/2023            1,968,324
                  -------------------------------------------------------------------------------
     1,000,000    Federal National Mortgage Association, Unsecd. Note, 6.20%, 6/13/2017            1,042,244
                  -------------------------------------------------------------------------------
       600,000    Federal National Mortgage Association, Unsecd. Note, 6.25%, 2/28/2017              625,064
                  -------------------------------------------------------------------------------
     1,000,000    Federal National Mortgage Association, Unsecd. Note, 3.25%, 2/15/2009              960,280
                  -------------------------------------------------------------------------------
     1,250,000    Federal National Mortgage Association, Unsecd. Note, Series MTN, 5.50%,
                  11/8/2016                                                                        1,243,851
                  -------------------------------------------------------------------------------
       500,000    Federal National Mortgage Association, Unsecd. Sub. Note, 5.125%, 1/2/2014         484,383
                  -------------------------------------------------------------------------------------------
                                                                                                   13,891,950

                  -------------------------------------------------------------------------------------------
                  Federal Home Loan Bank - 22.17%
     1,000,000    Federal Home Loan Bank , Unsecd. Bond, 5.00%, 7/17/2018                            930,548
                  -------------------------------------------------------------------------------
     1,250,000    Federal Home Loan Bank , Unsecd. Bond, 5.25%, 12/10/2013                         1,225,465
                  -------------------------------------------------------------------------------
     1,000,000    Federal Home Loan Bank , Unsecd. Bond, 5.125%, 4/1/2019                            958,328
                  -------------------------------------------------------------------------------
       865,000    Federal Home Loan Bank , Unsecd. Bond, 5.30%, 7/23/2018                            824,099
                  -------------------------------------------------------------------------------
     1,000,000    Federal Home Loan Bank , Unsecd. Bond, 4.40%, 3/30/2011                            970,084
                  -------------------------------------------------------------------------------
     1,600,000    Federal Home Loan Bank , Unsecd. Bond, 5.50%, 8/7/2018                           1,547,336
                  -------------------------------------------------------------------------------
     1,000,000    Federal Home Loan Bank , Unsecd. Bond, Series 4R18, 6.125%, 11/5/2018              990,435
                  -------------------------------------------------------------------------------
       460,000    Federal Home Loan Bank , Unsecd. Bond, Series 5D18, 6.125%, 11/5/2018              455,839
                  -------------------------------------------------------------------------------
     1,000,000    Federal Home Loan Bank , Unsecd. Bond, Series DJ18, 5.75%, 2/5/2018                994,923
                  -------------------------------------------------------------------------------
       733,333    Federal Home Loan Bank , Unsecd. Bond, Series GA17, 5.875%, 9/19/2017              733,882
                  -------------------------------------------------------------------------------
     2,500,000    Federal Home Loan Bank , Unsecd. Bond, Series HG08, 1.74%, 3/3/2008 (a)          2,499,507
                  -------------------------------------------------------------------------------
     1,150,000    Federal Home Loan Bank , Unsecd. Bond, Series IG18, 5.37%, 3/19/2018             1,120,757
                  -------------------------------------------------------------------------------
     1,700,000    Federal Home Loan Bank , Unsecd. Bond, Series IM13, 2.10%, 6/25/2013 (a)         1,704,536
                  -------------------------------------------------------------------------------
     1,250,000    Federal Home Loan Bank , Unsecd. Bond, Series IT18, 5.24%, 3/26/2018             1,207,674
                  -------------------------------------------------------------------------------
     1,000,000    Federal Home Loan Bank , Unsecd. Bond, Series JU17, 5.70%, 11/21/2017              993,201
                  -------------------------------------------------------------------------------
     2,000,000    Federal Home Loan Bank , Unsecd. Bond, Series LU08, 1.79%, 3/24/2008 (a)         1,998,544
                  -------------------------------------------------------------------------------
     1,000,000    Federal Home Loan Bank , Unsecd. Bond, Series MD18, 5.00%, 5/8/2018                974,058
                  -------------------------------------------------------------------------------
     1,000,000    Federal Home Loan Bank , Unsecd. Bond, Series QR18, 5.05%, 6/26/2018               941,915
                  -------------------------------------------------------------------------------
     1,000,000    Federal Home Loan Bank , Unsecd. Bond, Series QS18, 5.00%, 6/26/2018               938,091
                  -------------------------------------------------------------------------------
     1,000,000    Federal Home Loan Bank , Unsecd. Bond, Series RC18, 5.05%, 6/18/2018               935,008
                  -------------------------------------------------------------------------------
       400,000    Federal Home Loan Bank , Unsecd. Bond, Series RH18, 5.00%, 6/12/2018               379,463
                  -------------------------------------------------------------------------------
     1,010,000    Federal Home Loan Bank , Unsecd. Bond, Series TT23, 5.25%, 6/5/2023                919,258
                  -------------------------------------------------------------------------------
       771,429    Federal Home Loan Bank , Unsecd. Bond, Series YA12, 5.25%, 12/3/2012               769,315
                  -------------------------------------------------------------------------------------------
                                                                                                  25,012,266

                  -------------------------------------------------------------------------------------------
                  Total Government Agencies (Cost $50,750,692)                                    49,942,713

-------------------------------------------------------------------------------------------------------------
See accompanying notes which are an integral part of the financial statements.

                                       11

                                                    CCMI Funds
                                                  CCMI Bond Fund
                                      Schedule of Investments - May 31, 2004

  Principal
    Amount        Fixed Income Securities - 87.74% - continued                                      Value
-------------------------------------------------------------------------------------------------------------

                  Mortgage Backed Securities - 7.21%

                  Banking - 1.68%
   $ 2,000,000    Wells Fargo Mortgaged Backed Securities, 4.63%, 10/25/2033 (a)                 $ 1,901,948

                  -------------------------------------------------------------------------------------------
                  Federal Home Loan Mortgage Corporation - 0.06%
        62,317    Federal Home Loan Mortgage Corporation, Pool N98839, 7.00%, 5/1/2007                64,055

                  -------------------------------------------------------------------------------------------
                  Government National Mortgage Association - 5.47%
       352,682    Government National Mortgage Association, Pool 494081, 7.00%, 8/15/2014            376,867
                  -------------------------------------------------------------------------------
       234,984    Government National Mortgage Association, Pool 544525, 7.00%, 5/15/2031            248,664
                  -------------------------------------------------------------------------------
     1,173,354    Government National Mortgage Association, Pool 565504, 5.50%, 9/15/2032          1,168,852
                  -------------------------------------------------------------------------------
       525,257    Government National Mortgage Association, Pool 780758, 7.00%, 4/15/2013            561,517
                  -------------------------------------------------------------------------------
       867,801    Government National Mortgage Association, Pool 606831, 5.50%, 9/15/2033            864,202
                  -------------------------------------------------------------------------------
     1,000,000    Government National Mortgage Association, Pool 610956, 4.50%, 5/15/2019            980,385
                  -------------------------------------------------------------------------------
     1,000,000    Government National Mortgage Association, Pool 610964, 4.50%, 5/15/2019            980,385
                  -------------------------------------------------------------------------------
       992,213    Government National Mortgage Association, Pool 622990, 5.50%, 11/15/2033           988,097
                  -------------------------------------------------------------------------------------------
                                                                                                   6,168,969

                  -------------------------------------------------------------------------------------------
                  Total Mortgage Backed Securities (Cost $8,166,825)                               8,134,972

                  -------------------------------------------------------------------------------------------

                  Long-Term Municipals - 0.89%

                  California - 0.25%
       250,000    Leland Stanford Jr University, Revenue Bonds, USA Guaranteed, 6.875%, 2/1/2024     282,840
                  -------------------------------------------------------------------------------------------

                  Oklahoma - 0.64%
       620,000    Choctaw County, OK IDA, Revenue Bonds, USA Guaranteed, 8.00%, 7/1/2012             726,584
                  -------------------------------------------------------------------------------------------

                  Total Long-Term Municipals (Cost $989,285)                                       1,009,424

                  -------------------------------------------------------------------------------------------

                  Total Fixed Income Securities (Cost $8,166,825)                                 99,003,619

                  -------------------------------------------------------------------------------------------

    Shares        Preferred Stocks - 5.15%
---------------
                  Banking - 0.52%
        20,000    Bank of America Corp, Pfd.                                                         484,200
                  -------------------------------------------------------------------------------
         4,000    UBS Preferred Funding Trust IV, Pfd.                                                99,000
                  -------------------------------------------------------------------------------------------
                                                                                                     583,200
                  -------------------------------------------------------------------------------------------

                  Financial Intermediaries - 2.14%
        22,700    ML Preferred Capital Trust V, Perpetual Series, Pfd.                               587,930
                  -------------------------------------------------------------------------------
        27,000    Saturn-GS Group, Series GS,Pfd.                                                    583,200
                  -------------------------------------------------------------------------------
        15,000    Wells Fargo Capital Trust VII, Pfd.                                                340,500
                  -------------------------------------------------------------------------------
        15,800    Wells Fargo Capital Trust VIII, Pfd.                                               349,970
                  -------------------------------------------------------------------------------
        25,000    Wells Fargo Capital Trust IX, Pfd.                                                 550,000
                  -------------------------------------------------------------------------------------------
                                                                                                   2,411,600

                  -------------------------------------------------------------------------------------------
                  Financial Services - 1.76%
                  -------------------------------------------------------------------------------
        31,000    ABN Amro Capital Funding Trust VII, Pfd.                                           721,060
                  -------------------------------------------------------------------------------
        15,000    BAC Capital Trust III, Pfd.                                                        380,850
                  -------------------------------------------------------------------------------
        10,150    Citigroup Capital IX, Pfd                                                          237,713
                  -------------------------------------------------------------------------------
        14,350    Citigroup Capital X, Pfd                                                           343,969
                  -------------------------------------------------------------------------------
        11,500    Wachovia Preferred Funding, Series A, Pfd.                                         307,050
                  -------------------------------------------------------------------------------------------
                                                                                                   1,990,642

                  -------------------------------------------------------------------------------------------
                  Insurance - 0.40%
         6,400    ING Groep N.V., Pfd.                                                               162,752
                  -------------------------------------------------------------------------------
        12,000    ING Groep N.V., Perpetual Series, Pfd.                                             288,000
                  -------------------------------------------------------------------------------------------
                                                                                                     450,752

                  -------------------------------------------------------------------------------------------
See accompanying notes which are an integral part of the financial statements.

                                       12

                                                    CCMI Funds
                                                  CCMI Bond Fund
                                      Schedule of Investments - May 31, 2004

    Shares        Preferred Stocks - 5.15% - continued                                              Value
-------------------------------------------------------------------------------------------------------------

                  Sovereign Agency - 0.33%
         5,000    Fannie Mae, Pfd.                                                                   240,000
                  -------------------------------------------------------------------------------
         5,500    Tennessee Valley Authority, Series D, Pfd                                          131,890
                  -------------------------------------------------------------------------------------------
                                                                                                     371,890

                  -------------------------------------------------------------------------------------------
                  Total Preferred Stocks (Cost $6,101,589)                                         5,808,084

                  -------------------------------------------------------------------------------------------

                  Money Market Securities - 5.88%

     4,383,029    Fifth Third Institutional Money Market Fund, 0.96% (a)                         $ 4,383,029
                  -------------------------------------------------------------------------------
     2,250,000    Goldman Sachs Financial Square Money Market Fund, 0.93% (a)                      2,250,000
                  -------------------------------------------------------------------------------------------
                  Total Money Market Securities (Cost $6,633,029)                                  6,633,029

                  -------------------------------------------------------------------------------------------
                  Total Investments - 98.77% (Cost $112,485,047)                                 111,444,732

                  -------------------------------------------------------------------------------------------
                  Other assets in excess of liabilities - 1.23%                                    1,389,612

                  -------------------------------------------------------------------------------------------
                  Total Net Assets - 100.00%                                                     $112,834,344

                  -------------------------------------------------------------------------------------------

(a) Variable rate security, rate shown is as of May 31, 2004.

See accompanying notes which are an integral part of the financial statements.

                                       13

                                                    CCMI Funds
                                     CCMI Tax-Exempt North Carolina Bond Fund
                                      Schedule of Investments - May 31, 2004

   Principal
    Amount        Long-Term Municipals - 98.48%                                                     Value
-------------------------------------------------------------------------------------------------------------

                  Certificates of Participation - 27.50%
     $ 950,000    Forsyth County, NC, 5.00%, 10/1/2015                                           $ 1,005,698
                  -------------------------------------------------------------------------------
       500,000    Brunswick County, NC, 5.00%, 4/1/2019                                              516,840
                  -------------------------------------------------------------------------------
       330,000    Buncombe County, NC, 5.00%, 10/1/2015                                              351,232
                  -------------------------------------------------------------------------------
       500,000    Burlington, NC, 5.00%, 4/1/2019                                                    518,845
                  -------------------------------------------------------------------------------
       500,000    Cary, NC, 5.00%, 12/1/2016                                                         525,050
                  -------------------------------------------------------------------------------
       500,000    Charlotte, NC, 5.00%, 6/1/2018                                                     517,950
                  -------------------------------------------------------------------------------
       500,000    Dare County, NC, 5.00%, 6/1/2023                                                   507,680
                  -------------------------------------------------------------------------------
       500,000    Iredell County, NC, 4.00%, 10/1/2016                                               488,545
                  -------------------------------------------------------------------------------
       500,000    Iredell County, NC, 5.25%, 10/1/2020                                               530,625
                  -------------------------------------------------------------------------------
       500,000    North Carolina State, 4.50%, 6/1/2022                                              477,990
                  -------------------------------------------------------------------------------
       500,000    New Hanover County, NC, 5.00%, 3/1/2020                                            517,915
                  -------------------------------------------------------------------------------
       500,000    Pitt County, NC, 5.30%, 4/1/2021                                                   527,815
                  -------------------------------------------------------------------------------
       500,000    Randolph County, NC, 5.00%, 6/1/2016                                               533,015
                  -------------------------------------------------------------------------------
       400,000    Union County, NC, 5.00%, 6/1/2017                                                  418,272
                  -------------------------------------------------------------------------------
       500,000    Wilmington, NC, 5.35%, 6/1/2024                                                    521,580
                  -------------------------------------------------------------------------------
     1,000,000    Winston-Salem, NC, 5.00%, 6/1/2016                                               1,049,940
                  -------------------------------------------------------------------------------------------
                                                                                                   9,008,992

                  -------------------------------------------------------------------------------------------
                  Correctional Facilities - 3.07%
       500,000    North Carolina Infrastructure Finance Corp., 3.00%, 2/1/2010                       483,505
                  -------------------------------------------------------------------------------
       500,000    North Carolina Infrastructure Finance Corp., 5.00%, 10/1/2017                      521,555
                  -------------------------------------------------------------------------------------------
                                                                                                   1,005,060

                  -------------------------------------------------------------------------------------------
                  Education - 9.19%
       500,000    North Carolina State, 5.00%, 4/1/2014                                              534,550
                  -------------------------------------------------------------------------------
       500,000    North Carolina State University, NC, 5.00%, 10/1/2014                              540,200
                  -------------------------------------------------------------------------------
       500,000    North Carolina State University, NC, 5.125%, 12/15/2016                            530,995
                  -------------------------------------------------------------------------------
       600,000    University of North Carolina, NC, 0.00%, 8/01/2017                                 320,568
                  -------------------------------------------------------------------------------
       500,000    University, NC, 5.375%, 4/01/2022                                                  532,215
                  -------------------------------------------------------------------------------
       500,000    University, NC, 5.40%, 5/15/2016                                                   550,730
                  -------------------------------------------------------------------------------------------
                                                                                                   3,009,258

                  -------------------------------------------------------------------------------------------
                  General Obligation - 27.61%
       620,000    Apex, NC, 2.00%, 2/1/2006                                                          620,496
                  -------------------------------------------------------------------------------
       500,000    Brunswick County, NC, 3.25%, 2/1/2014                                              460,975
                  -------------------------------------------------------------------------------
       500,000    Carteret County, NC, 3.50%, 5/1/2016                                               455,795
                  -------------------------------------------------------------------------------
       500,000    Cary, NC, 4.00%, 6/1/2016                                                          485,600
                  -------------------------------------------------------------------------------
       500,000    Chatham County, NC, 4.00%, 4/1/2015                                                493,060
                  -------------------------------------------------------------------------------
       500,000    Craven County, NC, 3.00%, 6/1/2010                                                 484,935
                  -------------------------------------------------------------------------------
       500,000    Durham County, NC, 4.25%, 5/1/2016                                                 497,210
                  -------------------------------------------------------------------------------
       435,000    Durham County, NC, 4.50%, 5/1/2023                                                 417,317
                  -------------------------------------------------------------------------------
       500,000    Durham, NC, 5.00%, 2/1/2007                                                        533,970
                  -------------------------------------------------------------------------------
       500,000    Emerald Isle, NC, 2.75%, 2/1/2005                                                  504,455
                  -------------------------------------------------------------------------------
       500,000    Emerald Isle, NC, 2.75%, 2/1/2010                                                  479,775
                  -------------------------------------------------------------------------------
       500,000    Forsyth County, NC, 3.00%, 8/1/2008                                                502,520
                  -------------------------------------------------------------------------------
       500,000    Gaston County, NC, 3.00%, 51/2009                                                  496,605
                  -------------------------------------------------------------------------------
       600,000    Haywood County, NC, 4.40%, 6/1/2020                                                583,866
                  -------------------------------------------------------------------------------
       500,000    North Carolina State, 4.50%, 5/1/2019                                              500,345
                  -------------------------------------------------------------------------------
       500,000    North Carolina State, 4.75%, 3/1/2015                                              529,605
                  -------------------------------------------------------------------------------
       500,000    Randolph County, NC, 3.00%, 6/1/2012                                               467,940
                  -------------------------------------------------------------------------------
       500,000    Wake County, NC, 4.50%, 3/1/2009                                                   531,095
                  -------------------------------------------------------------------------------------------
                                                                                                   9,045,564

                  -------------------------------------------------------------------------------------------
See accompanying notes which are an integral part of the financial statements.

                                       14

                                                    CCMI Funds
                                     CCMI Tax-Exempt North Carolina Bond Fund
                                      Schedule of Investments - May 31, 2004

   Principal
    Amount        Long-Term Municipals - 98.48% - continued                                         Value
-------------------------------------------------------------------------------------------------------------

                  Healthcare - 8.01%
     $ 500,000    Charlotte-Mecklenberg Hospital Authority, NC, 5.00%, 1/15/2013                   $ 524,750
                  -------------------------------------------------------------------------------
       500,000    Charlotte-Mecklenberg Hospital Authority, NC, 5.00%, 1/15/2016                     515,865
                  -------------------------------------------------------------------------------
       500,000    North Carolina Community Health Care, NC, 5.00%, 11/1/2017                         518,210
                  -------------------------------------------------------------------------------
       500,000    North Carolina Community Health Care, NC, 5.00%, 11/1/2018                         513,195
                  -------------------------------------------------------------------------------
       500,000    Wake County Hospital, NC, 5.125%, 10/1/2013                                        550,045
                  -------------------------------------------------------------------------------------------
                                                                                                   2,622,065

                  -------------------------------------------------------------------------------------------
                  Transportation - 2.43%
       250,000    Raleigh-Durham Airport Authority, NC, 5.25%, 11/1/2014                             266,985
                  -------------------------------------------------------------------------------
       500,000    Raleigh-Durham Airport Authority, NC, 5.25%, 11/1/2017                             528,800
                  -------------------------------------------------------------------------------------------
                                                                                                     795,785

                  -------------------------------------------------------------------------------------------
                  Utilities - 20.67%
       500,000    Charlotte, NC Water & Sewer Systems, 5.25%, 6/1/2015                               534,330
                  -------------------------------------------------------------------------------
       500,000    Charlotte, NC Water & Sewer Systems, 5.50%, 6/1/2014                               540,585
                  -------------------------------------------------------------------------------
       500,000    Durham County, NC Enterprise System, 3.00%, 6/1/2005                               507,275
                  -------------------------------------------------------------------------------
       385,000    Greensboro, NC Enterprise Systems, 5.00%, 6/1/2005                                 398,017
                  -------------------------------------------------------------------------------
       500,000    Mooresville, NC Enterprise System, 5.00%, 5/1/2019                                 517,425
                  -------------------------------------------------------------------------------
       500,000    North Carolina Eastern Municipal Power Agency, 5.375%, 1/1/2016                    516,805
                  -------------------------------------------------------------------------------
       500,000    North Carolina Eastern Municipal Power Agency, 5.70%, 1/1/2015                     544,850
                  -------------------------------------------------------------------------------
       500,000    North Carolina Municipal Power Agency, 5.50%, 1/1/2015                             556,845
                  -------------------------------------------------------------------------------
       500,000    Raleigh, NC Enterprise System, 5.25%, 3/1/2017                                     531,130
                  -------------------------------------------------------------------------------
       500,000    Salisbury, NC Enterprise System, 5.00%, 2/1/2020                                   516,290
                  -------------------------------------------------------------------------------
       535,000    Union County, NC Enterprise System, 5.00%, 6/1/2017                                561,028
                  -------------------------------------------------------------------------------
       500,000    Winston-Salem, NC Water & Sewer System, 5.00%, 6/1/2019                            516,970
                  -------------------------------------------------------------------------------
       270,000    Winston-Salem, NC Water & Sewer System, 5.50%, 6/1/2015                            304,825
                  -------------------------------------------------------------------------------
       200,000    Winston-Salem, NC Water & Sewer System, 5.50%, 6/1/2016                            225,796
                  -------------------------------------------------------------------------------------------
                                                                                                   6,772,171

                  -------------------------------------------------------------------------------------------
                  Total Long-Term Municipals (Cost $33,122,570)                                   32,258,895

                  -------------------------------------------------------------------------------------------

    Shares        Money Market Securities - 1.95%
---------------

       638,258    Fifth Third Institutional Money Market Fund, 0.96% (a)                             638,258

                  -------------------------------------------------------------------------------------------
                  Total Money Market Securities (Cost $638,258)                                      638,258

                  -------------------------------------------------------------------------------------------
                  Total Investments - 100.43% (Cost $33,760,828)                                  32,897,153

                  -------------------------------------------------------------------------------------------
                  Liabilities in excess of other assets - (0.43)%                                   (140,105)

                  -------------------------------------------------------------------------------------------
                  Total Net Assets - 100.00%                                                     $ 32,757,048

                  -------------------------------------------------------------------------------------------

 (a) Variable rate security, rate shown is as of May 31, 2004.

See accompanying notes which are an integral part of the financial statements.

                                       15


CCMI Funds
Statement of Assets and Liabilities
May 31, 2004

                                                                                                          CCMI Tax Exempt
                                                                      CCMI Equity         CCMI Bond        North Carolina
                                                                          Fund               Fund            Bond Fund
                                                                    -----------------  -----------------  -----------------
Assets
Investments in securities:
--------------------------------------------------------------
    At cost                                                             $ 85,753,798      $ 112,485,047       $ 33,760,828
                                                                    =================  =================  =================
--------------------------------------------------------------
    At value                                                           $ 108,815,581      $ 111,444,732       $ 32,897,153
--------------------------------------------------------------

Cash                                                                       1,123,182                  -                  -
--------------------------------------------------------------
Interest receivable                                                            6,125          1,398,866            394,825
--------------------------------------------------------------
Dividends receivable                                                         183,387             12,270                  -
--------------------------------------------------------------
Receivable for investments sold                                              922,138                  -                  -
--------------------------------------------------------------
Receivable for fund shares sold                                               14,335            141,500                  -
--------------------------------------------------------------
Prepaid expenses                                                              10,900             18,972                  -
--------------------------------------------------------------      -----------------  -----------------  -----------------
     Total assets                                                        111,075,648        113,016,340         33,291,978
--------------------------------------------------------------      -----------------  -----------------  -----------------

Liabilities
Accrued advisory fees                                                         66,007             34,074              8,368
--------------------------------------------------------------
Accrued trustee fees                                                           2,510              5,832                320
--------------------------------------------------------------
Redemptions payable                                                          185,706            122,900             11,595
--------------------------------------------------------------
Accrued expenses                                                              55,860             19,190             18,748
--------------------------------------------------------------
Payable for investments purchased                                             75,322                  -            495,899
--------------------------------------------------------------      -----------------  -----------------  -----------------
     Total liabilities                                                       385,405            181,996            534,930
--------------------------------------------------------------      -----------------  -----------------  -----------------

Net Assets                                                             $ 110,690,243      $ 112,834,344       $ 32,757,048
--------------------------------------------------------------      -----------------  -----------------  -----------------

Net Assets consist of:
Paid in capital                                                           85,467,121        113,872,709         33,620,723
--------------------------------------------------------------
Accumulated net investment income                                            133,055              4,192                  -
--------------------------------------------------------------
Accumulated net realized gain (loss) on investments                        2,028,284             (2,242)                 -
--------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                 23,061,783         (1,040,315)          (863,675)
--------------------------------------------------------------      -----------------  -----------------  -----------------

Net Assets                                                             $ 110,690,243      $ 112,834,344       $ 32,757,048
--------------------------------------------------------------      -----------------  -----------------  -----------------

Shares outstanding (unlimited number authorized)                           7,565,018         11,210,514          3,357,662
--------------------------------------------------------------      -----------------  -----------------  -----------------

Net Asset Value
and redemption price per share                                               $ 14.63            $ 10.07             $ 9.76
--------------------------------------------------------------      -----------------  -----------------  -----------------

Offering price per share (a) (b)                                             $ 15.52            $ 10.54            $ 10.22
--------------------------------------------------------------      -----------------  -----------------  -----------------


          (a) The Equity Fund is subject to a maximum sales load of 5.75%. The
          Bond & NC Bond Funds are subject to maximum sales loads of 4.50%.

          (b) The sales loads were removed from the Funds on June 29, 2004.

See accompanying notes which are an integral part of the financial statements.

                                       16


CCMI Funds
Statement of Operations
Fiscal year ended May 31, 2004
                                                                                                       CCMI Tax Exempt
                                                                      CCMI Equity       CCMI Bond      North Carolina
                                                                         Fund             Fund            Bond Fund    (a)
                                                                    ----------------  --------------   ----------------
Investment Income
-----------------------------------------------------------------
Dividend income                                                         $ 1,748,621       $ 231,891                $ -
-----------------------------------------------------------------
Interest income                                                              80,546       5,434,689            328,126
-----------------------------------------------------------------   ----------------  --------------   ----------------
  Total Income                                                            1,829,167       5,666,580            328,126
-----------------------------------------------------------------   ----------------  --------------   ----------------

Expenses
Investment adviser fee                                                      898,368         689,835             41,015
-----------------------------------------------------------------
Shareholder servicing fees                                                  264,226         193,337                  -
-----------------------------------------------------------------
Administration expenses                                                     112,340         120,132             14,066
-----------------------------------------------------------------
Fund accounting expenses                                                     60,103          77,800             12,615
-----------------------------------------------------------------
Miscellaneous expenses                                                       39,036           5,000              1,716
-----------------------------------------------------------------
Transfer agent expenses                                                      27,231          26,522              6,513
-----------------------------------------------------------------
Legal expenses                                                               20,000          16,000              4,722
-----------------------------------------------------------------
Custodian expenses                                                           16,300          16,324              2,548
-----------------------------------------------------------------
Auditing expenses                                                            14,992          15,000              5,284
-----------------------------------------------------------------
Trustee expenses                                                             12,374          12,375              2,570
-----------------------------------------------------------------
Registration expenses                                                        10,032          10,000                577
-----------------------------------------------------------------
Printing expenses                                                             9,986          11,000                393
-----------------------------------------------------------------
Insurance expenses                                                            2,333           2,333                602
-----------------------------------------------------------------   ----------------  --------------   ----------------
  Total Expenses                                                          1,487,321       1,195,658             92,621
-----------------------------------------------------------------
Expenses waived by Adviser                                                 (190,243)       (172,459)           (15,637)
-----------------------------------------------------------------
Shareholder service fee reimbursed                                         (105,690)        (77,335)                 -
-----------------------------------------------------------------   ----------------  --------------   ----------------
   Net Expenses                                                           1,191,388         945,864             76,984
-----------------------------------------------------------------   ----------------  --------------   ----------------
Net Investment Income                                                       637,779       4,720,716            251,142
-----------------------------------------------------------------   ----------------  --------------   ----------------


Realized & Unrealized Gain (Loss)
-----------------------------------------------------------------
Net realized gain on investment securities                                2,420,803         270,038                  -
-----------------------------------------------------------------
Change in net unrealized appreciation (depreciation)
   on investment securities                                              12,395,112      (7,290,846)          (863,675)
-----------------------------------------------------------------   ----------------  --------------   ----------------
Net realized and unrealized gain (loss) on investment securities         14,815,915      (7,020,808)          (863,675)
-----------------------------------------------------------------   ----------------  --------------   ----------------
Net increase (decrease) in net assets resulting from operations        $ 15,453,694    $ (2,300,092)        $ (612,533)
------------------------------------------------------------------------------------  --------------   ----------------


(a) For the NC Bond Fund, the period is January 8, 2004 (commencement of operations) through May 31, 2004.

See accompanying notes which are an integral part of the financial statements.

                                       17


CCMI Funds
CCMI Equity Fund
Statements of Changes In Net Assets

                                                                                     Year ended            Year ended
Increase (Decrease) in Net Assets                                                   May 31, 2004          May 31, 2003
                                                                                 -------------------   --------------------
Operations
  Net investment income                                                                   $ 637,779              $ 696,317
------------------------------------------------------------------------------
  Net realized gain on investment securities                                              2,420,803                124,107
------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                                   12,395,112             (8,216,301)
------------------------------------------------------------------------------   -------------------   --------------------
  Net increase (decrease) in net assets resulting from operations                        15,453,694             (7,395,877)
------------------------------------------------------------------------------   -------------------   --------------------
Distributions
------------------------------------------------------------------------------
  From net investment income                                                               (625,155)              (662,632)
------------------------------------------------------------------------------
  From net realized gain                                                                          -               (659,765)
------------------------------------------------------------------------------   -------------------   --------------------
  Total distributions                                                                      (625,155)            (1,322,397)
------------------------------------------------------------------------------   -------------------   --------------------
Capital Share Transactions
------------------------------------------------------------------------------
  Proceeds from shares sold                                                              25,331,592             21,036,061
------------------------------------------------------------------------------
  Reinvestment of distributions                                                              63,488                707,995
------------------------------------------------------------------------------
  Amount paid for shares repurchased                                                    (22,207,673)           (24,599,190)
------------------------------------------------------------------------------   -------------------   --------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                              3,187,407             (2,855,134)
------------------------------------------------------------------------------   -------------------   --------------------
Total Increase (Decrease) in Net Assets                                                  18,015,946            (11,573,408)
------------------------------------------------------------------------------   -------------------   --------------------

Net Assets
  Beginning of year                                                                      92,674,297            104,247,705
------------------------------------------------------------------------------   -------------------   --------------------

  End of year                                                                         $ 110,690,243           $ 92,674,297
------------------------------------------------------------------------------   -------------------   --------------------

Accumulated net investment income                                                         $ 133,055              $ 120,431
------------------------------------------------------------------------------   -------------------   --------------------


Capital Share Transactions
  Shares sold                                                                             1,835,717              1,781,750
------------------------------------------------------------------------------
  Shares issued in reinvestment of distributions                                              4,592                 62,410
------------------------------------------------------------------------------
  Shares repurchased                                                                     (1,582,619)            (2,098,814)
------------------------------------------------------------------------------   -------------------   --------------------

  Net increase (decrease) from capital transactions                                         257,690               (254,654)
------------------------------------------------------------------------------   -------------------   --------------------

See accompanying notes which are an integral part of the financial statements.

                                       18


CCMI Funds
CCMI Bond Fund
Statements of Changes In Net Assets

                                                                                          Year ended      Period ended
Increase (Decrease) in Net Assets                                                        May 31, 2004     May 31, 2003  (a)
                                                                                       -----------------  --------------
Operations
  Net investment income                                                                     $ 4,720,716     $ 3,878,341
------------------------------------------------------------------------------------
  Net realized gain on investment securities                                                    270,038       1,244,292
------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on investment securities              (7,290,846)      5,618,729
------------------------------------------------------------------------------------   -----------------  --------------
  Net increase (decrease) in net assets resulting from operations                            (2,300,092)     10,741,362
------------------------------------------------------------------------------------   -----------------  --------------
Distributions
------------------------------------------------------------------------------------
  From net investment income                                                                 (4,742,488)     (3,852,377)
------------------------------------------------------------------------------------
  From net realized gain                                                                     (1,415,496)       (101,077)
------------------------------------------------------------------------------------   -----------------  --------------
  Total distributions                                                                        (6,157,984)     (3,953,454)
------------------------------------------------------------------------------------   -----------------  --------------
Capital Share Transactions
------------------------------------------------------------------------------------
  Proceeds from shares sold                                                                  25,168,526      74,941,481
------------------------------------------------------------------------------------
  Proceeds from shares issued in connection with the tax-free transfer
      of assets from National Commerce Bank Common Trust Fund A - Fixed Income Fund                   -      43,258,837
---------------------------------------------------------------------------------------
  Reinvestment of distributions                                                               1,420,240         101,354
------------------------------------------------------------------------------------
  Amount paid for shares repurchased                                                        (20,164,898)    (10,221,028)
------------------------------------------------------------------------------------   -----------------  --------------
  Net increase in net assets resulting
     from share transactions                                                                  6,423,868     108,080,644
------------------------------------------------------------------------------------   -----------------  --------------
Total Increase (Decrease) in Net Assets                                                      (2,034,208)    114,868,552
------------------------------------------------------------------------------------   -----------------  --------------

Net Assets
  Beginning of period                                                                       114,868,552               -
------------------------------------------------------------------------------------   -----------------  --------------

  End of period                                                                           $ 112,834,344    $114,868,552
------------------------------------------------------------------------------------   -----------------  --------------

Accumulated net investment income                                                               $ 4,192        $ 25,964
------------------------------------------------------------------------------------   -----------------  --------------

Capital Share Transactions
  Shares sold                                                                                 2,401,593       7,255,564
------------------------------------------------------------------------------------
  Shares issued in connection with the tax-free transfer of assets from
      National Commerce Bank Common Trust Fund A - Fixed Income Fund                                  -       4,325,884
------------------------------------------------------------------------------------
  Shares issued in reinvestment of distributions                                                137,486           9,662
------------------------------------------------------------------------------------
  Shares repurchased                                                                         (1,940,102)       (979,573)
------------------------------------------------------------------------------------   -----------------  --------------

  Net increase from capital transactions                                                        598,977      10,611,537
------------------------------------------------------------------------------------   -----------------  --------------

(a) For the period July 1, 2002 (commencement of operations) to May 31, 2003.

See accompanying notes which are an integral part of the financial statements.

                                       19


CCMI Funds
CCMI Tax-Exempt North Carolina Bond Fund
Statements of Changes In Net Assets

                                                                                                        Period ended
Increase in Net Assets                                                                                  May 31, 2004   (a)
                                                                                                       ----------------
Operations
  Net investment income                                                                                      $ 251,142
---------------------------------------------------------------------------------------------------
  Net realized gain on investment securities                                                                         -
---------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on investment securities                               (863,675)
---------------------------------------------------------------------------------------------------    ----------------
  Net (decrease) in net assets resulting from operations                                                      (612,533)
---------------------------------------------------------------------------------------------------    ----------------
Distributions
---------------------------------------------------------------------------------------------------
  From net investment income                                                                                  (251,404)
---------------------------------------------------------------------------------------------------
  From net realized gain                                                                                             -
---------------------------------------------------------------------------------------------------    ----------------
  Total distributions                                                                                         (251,404)
---------------------------------------------------------------------------------------------------    ----------------
Capital Share Transactions
---------------------------------------------------------------------------------------------------
  Proceeds from shares sold                                                                                 35,212,835
  Reinvestment of distributions                                                                                      -
---------------------------------------------------------------------------------------------------
  Amount paid for shares repurchased                                                                        (1,591,850)
---------------------------------------------------------------------------------------------------    ----------------
  Net increase in net assets resulting
     from share transactions                                                                                33,620,985
---------------------------------------------------------------------------------------------------    ----------------
Total Increase in Net Assets                                                                                32,757,048
---------------------------------------------------------------------------------------------------    ----------------

Net Assets
  Beginning of period                                                                                                -
---------------------------------------------------------------------------------------------------    ----------------

  End of period                                                                                           $ 32,757,048
---------------------------------------------------------------------------------------------------    ----------------

Accumulated net investment income (loss)                                                                           $ -
---------------------------------------------------------------------------------------------------    ----------------

Capital Share Transactions
  Shares sold                                                                                                3,516,773
---------------------------------------------------------------------------------------------------
  Shares issued in reinvestment of distributions                                                                     -
---------------------------------------------------------------------------------------------------
  Shares repurchased                                                                                          (159,111)
---------------------------------------------------------------------------------------------------    ----------------

  Net increase from capital transactions                                                                     3,357,662
---------------------------------------------------------------------------------------------------    ----------------

(a) For the period January 8, 2004 (commencement of operations) to May 31, 2004.

See accompanying notes which are an integral part of the financial statements.

                                       20


CCMI Funds
CCMI Equity Fund
Financial Highlights

                                        Year ended          Year ended          Year ended         Year ended         Year ended
                                       May 31, 2004        May 31, 2003   (a)  May 31, 2002       May 31, 2001       May 31, 2000
                                     ------------------  -----------------   -----------------  -----------------  -----------------

Selected Per Share Data
-------------------------------------
Net asset value, beginning of year             $ 12.68            $ 13.79             $ 16.17            $ 21.15            $ 21.74
-------------------------------------
Income from investment operations
------------------------------------
  Net investment income                           0.08               0.10                0.07               0.07               0.08
------------------------------------
  Net realized and unrealized gain (loss)         1.95              (1.03)              (1.89)             (1.88)              3.27
------------------------------------ ------------------  -----------------   -----------------  -----------------  -----------------
Total from investment operations                  2.03              (0.93)              (1.82)             (1.81)              3.35
------------------------------------ ------------------  -----------------   -----------------  -----------------  -----------------
Less Distributions to shareholders:
------------------------------------
  From net investment income                     (0.08)             (0.09)              (0.06)             (0.08)             (0.08)
------------------------------------
  From net realized gain                             -              (0.09)              (0.50)             (3.09)             (3.86)
------------------------------------ ------------------  -----------------   -----------------  -----------------  -----------------
Total distributions                              (0.08)             (0.18)              (0.56)             (3.17)             (3.94)
------------------------------------ ------------------  -----------------   -----------------  -----------------  -----------------

------------------------------------
Net asset value, end of year                   $ 14.63            $ 12.68             $ 13.79            $ 16.17            $ 21.15
------------------------------------ ------------------  -----------------   -----------------  -----------------  -----------------

Total Return (b)                                16.07%             -6.55%             -11.46%             -9.30%             16.12%
------------------------------------ ------------------  -----------------   -----------------  -----------------  -----------------

Ratios and Supplemental Data
Net assets, end of period (000)              $ 110,690           $ 92,674           $ 104,248           $ 70,238           $ 93,870

------------------------------------ ------------------  -----------------   -----------------  -----------------  -----------------
Ratio of expenses to average net assets          1.13%              1.20%               1.19%              1.17%              1.09%

-------------------------------------------------------  -----------------   -----------------  -----------------  -----------------
Ratio of net investment income to
   average net assets                            0.60%              0.81%               0.50%              0.34%              0.38%

------------------------------------ ------------------  -----------------   -----------------  -----------------  -----------------
Expense waiver/reimbursement (c)                 0.28%              0.32%               0.28%              0.28%              0.25%

------------------------------------ ------------------  -----------------   -----------------  -----------------  -----------------
Portfolio turnover rate                            22%                24%                 36%                44%                42%

------------------------------------ ------------------  -----------------   -----------------  -----------------  -----------------

(a) This and previous years were audited by other auditors.
(b) Based on net asset value, which does not reflect the sales charge.
(c) This voluntary expense decrease is reflected in both the expense and the net investment income ratios above.

See accompanying notes which are an integral part of the financial statements.

                                       21


CCMI Funds
CCMI Bond Fund
Financial Highlights

                                                                        Year ended           Period ended
                                                                       May 31, 2004          May 31, 2003   (a) (b)
                                                                    -------------------    -----------------

Selected Per Share Data
---------------------------------------------------------------
Net asset value, beginning of period                                           $ 10.82              $ 10.00
---------------------------------------------------------------
Income from investment operations
---------------------------------------------------------------
  Net investment income                                                           0.42                 0.44
---------------------------------------------------------------
  Net realized and unrealized gain (loss)                                        (0.62)                0.83
---------------------------------------------------------------     -------------------    -----------------
Total from investment operations                                                 (0.20)                1.27
---------------------------------------------------------------     -------------------    -----------------
Less Distributions to shareholders:
---------------------------------------------------------------
  From net investment income                                                     (0.42)               (0.44)
  From net realized gain                                                         (0.13)               (0.01)
---------------------------------------------------------------     -------------------    -----------------
Total distributions                                                              (0.55)               (0.45)
---------------------------------------------------------------     -------------------    -----------------

Net asset value, end of period                                                 $ 10.07              $ 10.82
---------------------------------------------------------------     -------------------    -----------------

Total Return (c)                                                                -1.84%               12.97% (d)
---------------------------------------------------------------     -------------------    -----------------

Ratios and Supplemental Data
Net assets, end of period (000)                                              $ 112,834            $ 114,869

---------------------------------------------------------------     -------------------    -----------------
Ratio of expenses to average net assets                                          0.82%                0.85% (e)

---------------------------------------------------------------     -------------------    -----------------
Ratio of net investment income to
   average net assets                                                            4.07%                4.73% (e)

---------------------------------------------------------------     -------------------    -----------------
Expense waiver/reimbursement (f)                                                 0.22%                0.12% (e)

---------------------------------------------------------------     -------------------    -----------------
Portfolio turnover rate                                                            92%                  64%

---------------------------------------------------------------     -------------------    -----------------

(a) For the period July 1, 2002 (commencement of operations) through May 31,
2003.
(b) This period was audited by other auditors.
(c) Based on net asset value, which does not reflect the sales charge.
(d) Not annualized.
(e) Annualized.
(f) This voluntary expense decrease is reflected in both the expense and the net investment income ratios above.

See accompanying notes which are an integral part of the financial statements.

                                       22


CCMI Funds
CCMI Tax-Exempt North Carolina Bond Fund
Financial Highlights

                                                                                           Period ended
                                                                                           May 31, 2004     (a)
                                                                                       ---------------------

Selected Per Share Data
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                                                $ 10.00
-----------------------------------------------------------------------------------
Income from investment operations
-----------------------------------------------------------------------------------
  Net investment income                                                                                0.09
-----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                                                             (0.24)
-----------------------------------------------------------------------------------    ---------------------
Total from investment operations                                                                      (0.15)
-----------------------------------------------------------------------------------    ---------------------
Less Distributions to shareholders:
-----------------------------------------------------------------------------------
  From net investment income                                                                          (0.09)
-----------------------------------------------------------------------------------
  From net realized gain                                                                                  -
-----------------------------------------------------------------------------------    ---------------------
Total distributions                                                                                   (0.09)
-----------------------------------------------------------------------------------    ---------------------

Net asset value, end of period                                                                       $ 9.76
-----------------------------------------------------------------------------------    ---------------------

Total Return (b)                                                                                     -1.52% (c)
-----------------------------------------------------------------------------------    ---------------------

Ratios and Supplemental Data
Net assets, end of period (000)                                                                    $ 32,757

-----------------------------------------------------------------------------------    ---------------------
Ratio of expenses to average net assets                                                               0.75% (d)

-----------------------------------------------------------------------------------    ---------------------
Ratio of net investment income to
   average net assets                                                                                 2.45% (d)

-----------------------------------------------------------------------------------    ---------------------
Expense waiver/reimbursement (e)                                                                      0.15% (d)

-----------------------------------------------------------------------------------    ---------------------
Portfolio turnover rate                                                                                 20%

-----------------------------------------------------------------------------------    ---------------------


(a) For the period January 8, 2004 (commencement of operations) through May 31,
2004.
(b) Based on net asset value, which does not reflect the sales charge.
(c) Not annualized.
(d) Annualized.
(e) This voluntary expense decrease is reflected in both the expense and the net investment income ratios above.


See accompanying notes which are an integral part of the financial statements.

                                   CCMI Funds
                        Notes to the Financial Statements
                                  May 31, 2004

NOTE 1.  ORGANIZATION

The CCMI Equity Fund (the "Equity Fund") and the CCMI Bond Fund (the "Bond Fund") were organized as diversified series of CCMI Funds (the "Trust"). The CCMI Tax-Exempt North Carolina Bond Fund (the "NC Bond Fund") was organized as a non-diversified series of the Trust. The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on December 11, 1991. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from 111 Corcoran Funds to CCB Funds and the Equity Fund changed its name from 111 Corcoran Equity Fund to CCB Equity Fund on May 13, 1998. The Trust changed its name from CCB Funds to CCMI Funds and the Equity Fund changed its name from CCB Equity Fund to CCMI Equity Fund on June 1, 2001. The Board of Trustees (the "Board") governs the Equity Fund, Bond Fund and NC Bond Fund (collectively, the "Funds"). The Funds' investment adviser is Commerce Capital Management, Inc. (the "Adviser"). The investment objective of the Equity Fund is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The investment objective of the NC Bond Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of North Carolina. The Equity Fund, Bond Fund and NC Bond Fund commenced operations on December 31, 1994, July 1, 2002, and January 8, 2004, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review and approval of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                                   CCMI Funds
                        Notes to the Financial Statements
                            May 31, 2004 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes- There is no provision for federal income tax. The Funds have met, and intend to continue to meet, requirements of subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net realized capital gains.

Security Transactions and Related Income- The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Equity Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a quarterly basis on the ex-dividend date. The Bond Fund and the NC Bond Fund intend to distribute substantially all of their net investment income as dividends to their shareholders on a monthly basis on the ex-dividend date. The Funds intend to distribute their net realized long term capital gains and their net realized short term capital gains at least once a year. Dividends are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of a Fund. For the year and period ended May 31, 2004, there were no such reclassifications.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser is Commerce Capital Management, Inc. Under the terms of the management agreement (the "Agreement"), the Adviser manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Adviser a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates: Equity Fund, 0.85%; Bond Fund, 0.60%; NC Bond Fund, 0.40%. For the fiscal year ended May 31, 2004, the Adviser earned a fee of $898,368 from the Equity Fund and $689,835 from the Bond Fund. For the period January 8, 2004 (commencement of operations) to May 31, 2004, the Adviser earned a fee of $41,015 from the NC Bond Fund. As of May 31, 2004, the Adviser was owed $66,007, $34,074, and $8,368 from the Equity Fund, Bond Fund and NC Bond Fund, respectively.

The Adviser has voluntarily agreed to waive fees and/or reimburse expenses to maintain each Fund's total operating expenses, as a percentage of average daily net assets, as follows: Equity Fund, 1.03%; Bond Fund, 0.81%; and NC Bond Fund, 0.75%. The Adviser can modify or terminate this voluntary waiver at its sole discretion. Due to modifications to the voluntary waiver during the fiscal years ended May 31, 2004, the expenses as an actual percentage of average daily net assets were 1.13% and 0.82% for the Equity Fund and Bond Fund, respectively. For the fiscal year ended May 31, 2004, the Adviser waived fees and/or reimbursed expenses of $295,933 for the Equity Fund and $249,794 for the Bond Fund. For the period January 8, 2004 (commencement of operations) to May 31, 2004 the Adviser waived fees and/or reimbursed expenses of $15,637 for the NC Bond Fund.

The Trust retains Unified Fund Services, Inc. ("Unified") to manage each Fund's business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from each Fund equal to an annual average rate of 0.13% of the Fund's average daily net assets up to $50 million dollars, 0.10% of the Fund's average daily net

                                   CCMI Funds
                        Notes to the Financial Statements
                            May 31, 2004 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

assets from$50 million to $100 million, 0.08% of the Fund's average daily net assets from $100 million to $150 million and 0.06% of the Fund's average daily net assets over $150 million (subject to a $2,083 minimum monthly fee). For the fiscal year ended May 31, 2004, Unified was entitled to fees of $112,340 for administrative services provided to the Equity Fund and $120,132 for administrative services provided to the Bond Fund. For the period January 8, 2004 (commencement of operations) to May 31, 2004, Unified was entitled to fees of $14,066 for administrative services provided to the NC Bond Fund. Certain Trustees and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Trust retains Unified to act as each Fund's transfer agent and to provide each Fund with fund accounting services. For its services as transfer agent, Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 per Fund plus out of pockets). For the fiscal year ended May 31, 2004, Unified was entitled to fees and reimbursement of out of pockets of $27,231 and $26,522 for the Equity Fund and Bond Fund, respectively. For the period January 8, 2004 (commencement of operations) to May 31, 2004 Unified was entitled to fees and reimbursement of out of pockets of $6,513 for the NC Bond Fund. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.05% of each Fund's assets up to $50 million, 0.04% of each Fund's assets from $50 million to $100 million, and 0.03% of each Fund's assets from $100 million to $150 million, and 0.02% over $150 million (subject to a monthly minimum fee of $1,667 per month). For the fiscal year ended May 31, 2004, Unified was entitled to fees of $60,103 for fund accounting services provided to the Equity Fund and $77,800 for fund accounting services provided to the Bond Fund. For the period January 8, 2004 (commencement of operations) to May 31, 2004 Unified was entitled to fees of $12,615 for fund accounting services provided to the NC Bond Fund.

The Bond Fund and NC Bond Fund have adopted Rule 12b-1 Plans, which allow them to pay marketing fees to Unified Financial Securities, Inc. (the "Distributor") and investment professionals for the sale, distribution and customer servicing of the Funds' shares. The Bond Fund and NC Bond Fund have no present intention of paying or accruing a 12b-1 fee. The Equity Fund has not adopted a Rule 12b-1 Plan. Certain Trustees and an officer have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

The Funds have adopted a Shareholder Services Plan (the "Plan"). Pursuant to the Plan, the Funds may pay broker/dealers and other participating financial institutions (including Unified Financial Securities, Inc.) up to 0.25% of average net assets for providing shareholder services and maintaining shareholder accounts. Unified Financial Securities, Inc. may select others to perform these services for their customers and may pay fees to them. For the fiscal year ended May 31, 2004, shareholder service fees of $264,226 and $193,337 were incurred by the Equity Fund and Bond Fund, respectively. The NC Bond Fund has no present intention of paying or accruing the shareholder service fee.

NOTE 4.  INVESTMENTS

For the fiscal year ended May 31, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:


                                   Equity              Bond              NC Bond
                                    Fund               Fund               Fund
                               ---------------  -------------------  ----------------
Purchases
     U.S. Government Obligations    $     -      $ 62,434,349           $          -
     Other                       21,686,091        36,294,505             38,709,817
Sales
     U.S. Government Obligations    $     -      $ 43,680,695           $          -
     Other                       21,475,212        54,762,900              5,520,000



                                   CCMI Funds
                        Notes to the Financial Statements
                            May 31, 2004 - continued

NOTE 4.  INVESTMENTS - continued

As of May 31, 2004, the net unrealized appreciation / (depreciation) of investments for tax purposes was as follows:

                                            Equity               Bond            NC Bond
                                             Fund                Fund              Fund
                                      -------------------  ----------------- -----------------
Gross Appreciation                          $ 24,912,399          $ 993,753          $ 66,306
Gross (Depreciation)                          (1,850,616)        (2,034,068)         (929,981)

                                      -------------------  ----------------- -----------------
Net Appreciation / (Depreciation)
         on Investments                     $ 23,061,783       $ (1,040,315)       $ (863,675)
                                      ===================  ================= =================


At May 31, 2004, the aggregate cost of securities for federal income tax purposes were $85,753,798, $112,485,047, and $33,760,828 for the Equity Fund,
Bond Fund and NC Bond Fund, respectively.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2004, Central Carolina Bank & Trust held 91.23% of the Equity Fund, 99.59% of the Bond Fund, and 100.00% of the NC Bond Fund in omnibus accounts for the benefit of others.

NOTE 7. DISTRIBUTION TO SHAREHOLDERS

Equity Fund. For the fiscal year ended May 31, 2004, the Fund paid quarterly distributions of net investment income totaling $0.0824 per share.

The tax character of distributions paid during fiscal years 2004 and 2003 was as follows:

Distributions paid from:                  2004                2003
                                    ----------------    ----------------
        Ordinary income               $ 625,155           $ 662,632
        Short-term Capital Gain               -                   -
        Long-term Capital Gain                -             659,765
                                    ----------------    ----------------
                                      $ 625,155         $ 1,322,397
                                    ================    ================

Bond Fund. For the fiscal year ended May 31, 2004, the Fund paid monthly distributions of net investment income totaling $0.4268 per share. On December 23, 2003, the Fund paid capital gain distributions of $0.1287 to shareholders of record on December 22, 2003.

                                   CCMI Funds
                        Notes to the Financial Statements
                            May 31, 2004 - continued

NOTE 7. DISTRIBUTION TO SHAREHOLDERS - continued

The tax character of distributions paid during fiscal years 2004 and 2003 was as follows:

Distributions paid from:                  2004                2003
                                   ----------------    ----------------
        Ordinary income               $ 4,742,488         $ 3,852,377
        Short-term Capital Gain           739,093             100,076
        Long-term Capital Gain            676,403               1,001
                                   ----------------    ----------------
                                      $ 6,157,984         $ 3,953,454
                                   ================    ================

NC Bond Fund. For the fiscal year ended May 31, 2004, the Fund paid monthly distributions of net investment income totaling $0.0893 per share.

The tax character of distributions paid during fiscal year 2004 was as follows:

Distributions paid from:                           2004
                                              ----------------
        Ordinary income                             $ 251,404
        Short-term Capital Gain                             -
        Long-term Capital Gain                              -
                                              ----------------
                                                    $ 251,404
                                              ================

As of May 31, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

                                                   Equity              Bond               NC Bond
                                                    Fund               Fund                Fund
                                               ---------------    ---------------    ------------------

Undistributed ordinary                              $ 133,055            $ 4,192                   $ -
Undistributed long-term capital
     gain/(accumulated losses)                      2,028,284             (2,242)                    -
Unrealized appreciation/(depreciation)             23,061,783         (1,040,315)             (863,675)
                                               ---------------    ---------------    ------------------
                                                 $ 25,223,122       $ (1,038,365)           $ (863,675)
                                               ===============    ===============    ==================



There is no difference between book basis and tax basis unrealized appreciation / (depreciation).

NOTE 8. CHANGE IN ACCOUNTANTS

On July 21, 2003, McCurdy & Associates CPA's, Inc. ("McCurdy & Associates") was selected to replace KPMG, LLP ("KPMG") as the Funds' independent auditor for the 2004 fiscal year. The Funds' selection of McCurdy & Associates was recommended by the Audit Committee and was approved by the Board of Trustees.

KPMG's reports on the Funds' financial statements as of May 31, 2003 did not contain an adverse opinion or a disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. At the financial statement date and through the date of the engagement of McCurdy & Associates, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such periods.

                                   CCMI Funds
                        Notes to the Financial Statements
                            May 31, 2004 - continued

NOTE 8. CHANGE IN ACCOUNTANTS  - continued

On March 14, 2004, Cohen McCurdy Ltd. ("Cohen") was selected to replace McCurdy & Associates CPA's, Inc. ("McCurdy") as the Trust's independent auditor for the 2004 fiscal year. The Trust's selection of Cohen was recommended by the Audit Committee and was approved by the Board of Trustees.

The Funds had not reached a fiscal year end as of March 14, 2004; therefore McCurdy has not issued audit opinions for the Funds.

From July 21, 2003 through March 14, 2004, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Neither the Funds nor anyone on its behalf consulted with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Funds' financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

NOTE 9. SIGNIFICANT EVENT

On May 9, 2004, National Commerce Financial Corporation, the parent company of Central Carolina Bank & Trust, announced a merger agreement with SunTrust Banks, Inc. The merger is expected to be completed in the fourth quarter of 2004.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To The Shareholders and
Board of Trustees
CCMI Funds

We have audited the accompanying statements of assets and liabilities, including the schedule of portfolio investments, of CCMI Equity Fund, CCMI Bond Fund, and CCMI Tax-Exempt North Carolina Bond Fund (three of the portfolios constituting the CCMI Funds ("the Trust")) as of May 31, 2004, and the related statements of operations, the statements of changes in net assets and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of CCMI Equity Fund for the years ended May 31, 2003, May 31, 2002, May 31, 2001 and May 31, 2000 and the financial statements and financial highlights of CCMI Bond Fund for the period ended May 31, 2003 were audited by other auditors whose reports expressed unqualified opinions on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash owned as of May 31, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2004 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios of the CCMI Funds as of May 31, 2004, the results of their operations, the changes in net assets and financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Cohen McCurdy Ltd.

Cohen McCurdy, Ltd.
Westlake, Ohio
July 19, 2004

Trustees and Officers (Unaudited)

Independent Trustees

----------------------------------------- ----------------------------------------------------------------------------
Name, Address*, (Date of Birth),          Principal Occupation During Past 5 Years and Other  Directorships
Position with Fund Complex, Term of
Position with Trust
----------------------------------------- ----------------------------------------------------------------------------
Gary E. Hippenstiel (1947)                Director, Vice President and Chief Investment Officer of Legacy Trust
                                          Company, N.A. since 1992. Trustee of AmeriPrime Funds since 1995,
Trustee, June 2003 to present             AmeriPrime Advisors Trust since July 2002 and Unified Series Trust since
                                          December 2002.
----------------------------------------- ----------------------------------------------------------------------------
Stephen A. Little (1946)                  President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Funds and Unified Series Trust
Trustee, June 2003 to present             since December 2002 and AmeriPrime Advisors Trust since November 2002.
----------------------------------------- ----------------------------------------------------------------------------
Daniel J. Condon (1950)                   Vice President and General Manager, International Crankshaft Inc., an
                                          automotive equipment manufacturing company, 1990 to present; Trustee, The
Trustee, June 2003 to present             Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 to 2000. Trustee of AmeriPrime Funds and Unified
                                          Series Trust since December 2002 and AmeriPrime Advisors Trust since
                                          November 2002.
----------------------------------------- ----------------------------------------------------------------------------

Interested Trustees and Principal Officers

-------------------------------------------------- ------------------------------------------------------------------------
Name, (Date of Birth), Position with Fund          Principal Occupation During Past 5 Years
Complex, Term of Position with Trust               and Other Directorships
-------------------------------------------------- ------------------------------------------------------------------------
Timothy L. Ashburn (1950)**                        Employed by Unified Financial Services, Inc., Chairman of Unified
                                                   Financial Services, Inc. 1989 to 2004, Chief Executive Officer from
Chairman, June 2003 to present                     1989 to 1992 and 1994 to April 2002, and President from November 1997
Asst. Secretary, December 2003 to present          to April 2000. Trustee of AmeriPrime Advisors Trust since November
Secretary, June 2003 to December 2003              2002, and AmeriPrime Funds and Unified Series Trust since December
                                                   2002.
-------------------------------------------------- ------------------------------------------------------------------------
Ronald C. Tritschler (1952)***                     Chief Executive Officer, Director and legal counsel of The Webb
                                                   Companies, a national real estate company, from 2001 to present;
Trustee, June 2003 to present                      Executive Vice President and Director of The Webb Companies from 1990 to 2000; Director, First State Financial, from 1998 to present;
                                                   Director, Vice President and legal counsel for The Traxx Companies, an owner and operator of convenience stores, from 1989 to present.
                                                   Trustee of AmeriPrime Advisors Trust since November 2002 and
                                                   AmeriPrime Funds and Unified Series Trust since December 2002.
-------------------------------------------------- ------------------------------------------------------------------------
Anthony J. Ghoston (1959)                          Executive Vice President of Unified Fund Services, Inc. since June
                                                   2004; Senior Vice President of Unified Fund Services, Inc. April 2003
President, July 2004 to present                    to June 2004; Senior Vice President and Chief Information Officer of
                                                   Unified Financial Services since 1997.
-------------------------------------------------- ------------------------------------------------------------------------
Thomas G. Napurano (1941)                          Chief Financial Officer and Executive Vice President of Unified
                                                   Financial Services, Inc., the parent company of the Trust's
Chief Financial Officer and Treasurer, June 2003   administrator and Distributor; Director, Unified Financial Services,
to present                                         Inc., from 1989 to March 2002.  CFO of AmeriPrime Funds and AmeriPrime Advisors
                                                   Trust since October 2002. CFO of Unified Series Trust since December 2002.
-------------------------------------------------- ------------------------------------------------------------------------
Carol Highsmith (1964)                             Employed by Unified Fund Services, Inc. (November 1994 to present).
                                                   Secretary of AmeriPrime Funds, AmeriPrime Advisors Trust and Unified
Secretary, December 2003 to present                Series Trust since December 2003.
Asst. Secretary, June 2003 to December 2003
-------------------------------------------------- ------------------------------------------------------------------------

* The address for each of the trustees and officers is 431 N. Pennsylvania, Indianapolis, IN 46204.

** Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.

 *** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.


                                  PROXY VOTING


A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge:
(1) upon request by calling the Funds at (800) 386-3111; and (2) from Funds' documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov .


TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary
Timothy L. Ashburn, Asst. Secretary

INVESTMENT ADVISER
Commerce Capital Management, Inc.
850 Ridgelake Blvd. #101
Memphis, TN 38120

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Pkwy., Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine, LLP
312 Walnut St, Suite 1400
Cincinnati, OH 45202

CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, OH 45263

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

This report is intended only for the information of shareholders or those who have received the Funds' prospectus which contains information about the Funds' management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

 (b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

         (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

         (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

         (3) Compliance with applicable governmental laws, rules, and regulations;

         (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

         (5)      Accountability for adherence to the code.

(c) Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

 (a) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees

         FY 2004           $ 38,500
         FY 2003           $ N/A

(b)      Audit-Related Fees

                        Registrant

         FY 2004           $ 3,000
         FY 2003           $ 3,011

         Nature of the fees: consents

(c)      Tax Fees

                        Registrant

         FY 2004           $ 1,950
         FY 2003           $ N/A
         Nature of the fees:        preparation of tax returns

(d)      All Other Fees

                        Registrant

         FY 2004           $ 0
         FY 2003           $ N/A
         Nature of the fees:

(e)      (1)      Audit Committee's Pre-Approval Policies

                   The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors,
                   (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors' specific representations as to their independence;

         (2)      Percentages of Services Approved by the Audit Committee

                                          Registrant

                  Audit-Related Fees:       100  %
                  Tax Fees:                 100  %
                  All Other Fees:           100  %


(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                              Registrant

         FY 2004           $ 4,950
         FY 2003           $ 3,011

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable - schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 24, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

Item 11.  Exhibits.

(a)(1)   Code is filed herewith - Annual


(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CCMI Funds

By
*       /s/ Anthony Ghoston
 --------------------------------------------------------------
         Anthony Ghoston, President and Chief Executive Officer

Date     August 2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*    /s/ Anthony Ghoston
 --------------------------------------------------------------
         Anthony Ghoston, President and Chief Executive Officer

Date    August 2, 2004

By
*       /s/ Thomas Napurano
 -----------------------------------------------------------------
         Thomas Napurano, Treasurer and Chief Financial Officer

Date    July 29, 2004
    ----------------------------------------------------------------